UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: August 18, 2015 to September 17, 2015

Commission File Number of issuing entity: 333-195164-03

Wells Fargo Commercial Mortgage Trust 2014-LC18

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-195164

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Ladder Capital Finance LLC
Wells Fargo Bank, National Association
The Royal Bank of Scotland plc
Liberty Island Group I LLC
NCB, FSB
Walker & Dunlop Commercial Property Funding I WF, LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3943116
38-3943117
38-3943118
38-7127849

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
A‑S			X
X‑A			X
X‑B			X
B			X
C			X
PEX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On September 17, 2015 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2014-LC18.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2014-LC18 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2015 to September 17, 2015 and there is no repurchase activity to report for that period.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on August 13, 2015. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association (“Wells Fargo”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2015. The Central Index Key number for Wells Fargo is 0000740906.

Ladder Capital Finance LLC (“Ladder”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2015. The Central Index Key number for Ladder is 0001541468.

The Royal Bank of Scotland plc (“RBS plc”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2015. The Central Index Key number for RBS plc is 0000729153.

Liberty Island Group I LLC (“LIG I”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2015. The Central Index Key number for LIG I is 0001555501.

NCB, FSB (“NCB”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 17, 2015. The Central Index Key number for NCB is 0001577313.

Walker & Dunlop Commercial Property Funding I WF, LLC (“Walker”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 6, 2015. The Central Index Key number for Walker is 0001617874.

Part II - OTHER INFORMATION

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2014-LC18, relating to the September 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: September 30, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2014-LC18, relating to the September 17, 2015 distribution.